VARIABLE INSURANCE PRODUCTS FUND
VARIABLE INSURANCE PRODUCTS FUND II
VARIABLE INSURANCE PRODUCTS FUND III:
MONEY MARKET, INVESTMENT GRADE BOND, HIGH INCOME, ASSET MANAGER,
ASSET MANAGER: GROWTH, BALANCED, EQUITY-INCOME, INDEX 500, GROWTH & INCOME, GROWTH OPPORTUNITIES, CONTRAFUND, GROWTH, OVERSEAS PORTFOLIOS SUPPLEMENT TO THE APRIL 30, 1997 PROSPECTUS
Pursuant to approval of shareholders of VIP II Index 500 at a shareholder meeting held on November 19, 1997, effective December 1, 1997 Bankers Trust Company (BT) has been appointed as the fund's sub-adviser. The refences to BT are exclusively related to the sub-advisory relationship for Index 500 Portfolio.
The following information supplements similar information found under the heading "The Funds at a Glance" in the "Key Facts" section. Bankers Trust Company (BT) is a wholly-owned subsidiary of Bankers Trust New York Corporation, the seventh largest bank holding company in the United States. BT currently serves as sub-adviser to Index 500 and manages the funds portfolio.
The following information replaces similar information found under the heading "Who May Want to Invest" in the "Key Facts" section.
Because the fund seeks to track, rather than beat, the performance of the S&P 500, the fund is not managed in the same manner as other mutual funds. Bankers Trust Company (BT) generally does not judge the merits of any particular stock as an investment. Therefore, you should not expect to achieve the potentially greater results that could be obtained by a fund that aggressively seeks growth.
The following information replaces similar information found under the heading "Charter" in the "The Funds in Detail" section.
The trustees serves as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity or BT.
The following information supplements information found under the heading "FMR and Its Affiliates" in the "The Funds in Detail" section. BT is the sub-adviser of Index 500 Portfolio, chooses the fund's investments, and acts as the fund's custodian.
BT, a New York banking corporation with principal offices at 130 Liberty Street, New York, New York 10006, is a wholly-owned subsidiary of Bankers Trust New York Corporation.
BT, subject to the supervision and direction of the Board of Trustees and FMR, makes investment decisions for Index 500, places orders to buy sell and lend the fund's investments and manages the fund in accordance with its investment objectives and policies. BT may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist in its role as sub-adviser. BT places orders for portfolio transactions with broker-dealers and other firms of its choosing, which may include affiliates of BT or FMR.
BT investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
The following information replaces the similar information found under the heading "FMR and Its Affiliates" in "The Funds in Detail" section. BT and FMR may use their broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
Each use of the term "FMR" under the heading "Index 500 Portfolio" in the section "Investment Principles and Risks" in "The Funds in Detail"
section is replaced with the term "BT," except for the use in the following sentence which is unchanged.
FMR monitors correlation between the performance of the fund and that of the S&P 500 on a monthly basis.
The following information supplements the similar information found under the heading "Securities and Investment Practices" in the "The Funds in Detail" section.
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR and BT may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR or BT may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call your insurance company.
The following information replaces similar information found under the heading "Securities and Investment Practices" in the "The Funds in Detail" section.
BT can use these practices in its efforts to track the return of the S&P 500. If BT judges market conditions incorrectly or employs a strategy that does not correlate well with the fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
The following information replaces similar information found under the heading "Securities and Investment Practices" in the "The Funds in Detail" section.
FMR and BT can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments and for Index 500 in its effort to achieve the fund's objective of tracking the S&P 500. If FMR or BT judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
CASH MANAGEMENT. The funds may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. The funds may also invest in similar money market funds managed by FMR, BT or other investment managers. A major change in interest rates or a default on a money market fund's investments could cause its share price to change.
Lending securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. For Index 500 Portfolio BT receives a portion of securities lending income as a sub-advisory fee. Securities lending could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
The following information replaces similar information found under the heading "Breakdown of Expenses" in the "The Funds in Detail" section. Each fund pays a management fee to FMR for managing its investments and business affairs. FMR in turn, on behalf of Money Market, High Income, Asset Manager, Asset Manager: Growth, Balanced, Growth Opportunities, Contrafund, Index 500 and Overseas Portfolios, pays fees to affiliates or sub-advisors who provide assistance with these services. Each fund also pays other expenses, which are explained on page 31.
The following information replaces similar information found under the heading "Management Fee" in the "The Funds in Detail" section.
Index 500's management fees are paid out of the fund's assets to FMR and BT. The fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder account statements and financial reports.
Management and sub-advisory fees are calculated and paid every month to FMR and BT, respectively. The fund pays the fees at the annual rate of 0.24% of its average net assets. These fees include a management fee of 0.24% payable to FMR, and estimated sub-advisory fees of less than 0.01% payable to BT (representing 40% of net income from securities lending).
BT is Index 500 Portfolio's sub-adviser under an agreement with FMR and the fund. BT is paid a sub-advisory fee for providing investment management, securities lending and custodial services to the fund.
For investment management, securities lending and custodial services to the fund, FMR pays BT fees at an annual rate of 0.006% of the average net assets of the fund. In addition, the fund pays BT fees equal to 40% of net income from the fund's securities lending program. The remaining 60% of net income from the fund's securities lending program goes to the fund.
The following information replaces similar information found under the heading "Other Expenses" in the "The Funds in Detail" section.
While management fee and sub-advisory fees, as applicable, are a significant component of each fund's annual operating costs, the funds have other expenses as well.
The following information supplements the information found under the heading "Other Expenses" in the "The Funds in Detail" section.
The Index 500 Portfolio has adopted a Distribution and Service Plan. This plan recognizes that FMR may use its resources, including management fees, to pay expenses associated with the sale of fund shares. This may include reimbursing FDC for payments to third parties, such as banks or broker-dealers, that provide shareholder support services or engage in the sale of the fund's shares. The Board of Trustees has authorized such payments.
The funds also pay other expenses, such as legal and audit fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity.
The original class of shares (Initial Class) of each fund is offered through the funds' April 30, 1997 Prospectus and Statement of Additional Information. An additional class of shares (Service Class) of each fund, except Index 500 Portfolio, Investment Grade Bond Portfolio, and Money Market Portfolio, is offered through a separate Prospectus and Statement of Additional Information dated October 31, 1997.
The following information supplements the information found under the heading "Who May Want to Invest" in the "Key Facts" section.
Each fund (except Money Market Portfolio, Investment Grade Bond Portfolio, and Index 500 Portfolio) is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Initial Class shares, the original class of shares, of each fund are offered at net asset value and are not subject to a 12b-1 fee. Service Class shares of each fund (except Money Market Portfolio, Investment Grade Bond Portfolio, and Index 500 Portfolio) are offered at net asset value and are subject to a 12b-1 fee. Because Initial Class shares are not subject to a 12b-1 fee, Initial Class shares are expected to have a higher total return than Service Class shares (excluding charges and expenses attributable to any particular insurance product). You may obtain more information about Service Class shares, which are not offered through this prospectus, from your insurance company or by calling Fidelity Distributors Corporation at 1-800-544-2442.
The following information replaces the similar information found under the heading "Charter" in the "The Funds in Detail" section.
With respect to funds of VIP and VIP II, your insurance company is entitled to one vote for each share it owns. With respect to funds of VIP III, the number of votes your insurance company is entitled to is based upon the dollar value of its investment. For a further discussion, please refer to your insurance company's separate account prospectus. Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
The following information replaces the similar information found under the heading "FMR and Its Affiliates" in the "The Funds in Detail" section.
Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for High Income, Asset Manager, Asset
Manager: Growth, Balanced, Growth & Income, Growth Opportunities, Contrafund, and Overseas Portfolios.
Fidelity Management & Research (Far East) Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for High Income, Asset Manager, Asset Manager: Growth, Balanced, Growth & Income, Growth Opportunities, Contrafund, and Overseas Portfolios.
The following information replaces the similar information found under the heading "FMR and Its Affiliates" in the "The Funds in Detail" section.
Barry Coffman is Vice President and manager of VIP: High Income Portfolio, which he has managed since August 1990. He also co-manages several other Fidelity funds. Mr. Coffman joined Fidelity as an analyst in 1986.
Dick Habermann is Vice President and lead manager of VIP II: Asset Manager Portfolio and VIP II: Asset Manager: Growth Portfolio, both of which he has managed since March 1996. He also manages several other Fidelity funds. Previously, he was division head for international equities and director of international research from 1991 to 1996. Mr. Habermann joined Fidelity in 1968.
Charles Morrison is Vice President and manager of VIP II: Asset Manager Portfolio's and VIP II: Asset Manager: Growth Portfolio's fixed-income investments, which he has managed since February 1997. He also manages other Fidelity funds. Since joining Fidelity in 1987, Mr. Morrison has worked as an analyst and manager.
Steve Snider is manager of the equity investments of VIP II: Asset Manager Portfolio and VIP II: Asset Manager: Growth Portfolio, positions he has held since October 1997. He also manages trust accounts for Fidelity Management Trust Company (FMTC). Mr. Snider joined Fidelity in 1992 as a quantitative analyst. Since then, he has worked as a manager and a Vice President for FMTC.
John Todd is Vice President of VIP II: Asset Manager Portfolio and VIP
II: Asset Manager: Growth Portfolio and manager of each fund's money market investments, which he has managed since December 1996. He also manages other Fidelity funds. Mr. Todd joined Fidelity as a portfolio manager in 1981.
Bettina Doulton is Vice President and lead manager of VIP III:
Balanced Portfolio, which she has managed since March 1996. She also manages other Fidelity funds. Since joining Fidelity in 1986, Ms. Doulton has worked as a research assistant, analyst, and manager.
John Avery is associate manager of VIP III: Balanced Portfolio, which he has managed since September 1997. He also manages another Fidelity fund. Mr. Avery joined Fidelity as an analyst in 1995. Previously, he was an analyst for Putnam Investments from 1993 to 1994. Mr. Avery received his MBA from The Wharton School at the University of Pennsylvania in 1993.
Kevin Grant is Vice President and manager of VIP II: Investment Grade Bond Portfolio, which he has managed since February 1997. He also is Vice President of VIP III: Balanced Portfolio and manager of its fixed-income investments since March 1996. He also manages several other Fidelity funds. Prior to joining Fidelity as a manager in 1993, Mr. Grant was a vice president and chief mortgage strategist at Morgan Stanley for three years.
Stephen Petersen is Vice President and manager of VIP: Equity-Income Portfolio, which he has managed since January 1997. He also manages other Fidelity funds. Since joining Fidelity in 1980, Mr. Petersen has worked as an analyst and manager.
Beth Terrana is Vice President and manager of VIP III: Growth & Income Portfolio, which she has managed since inception. She also manages other Fidelity funds. Since joining Fidelity in 1983, Ms. Terrana has worked as an analyst, portfolio assistant, and manager.
George Vanderheiden is Vice President and manager of VIP III: Growth Opportunities Portfolio, which he has managed since January 1995. He also manages several other Fidelity funds. Mr. Vanderheiden joined Fidelity in 1971; he has worked as a portfolio manager since 1980. Will Danoff is Vice President and manager of VIP II: Contrafund Portfolio, which he has managed since January 1995. He also manages another Fidelity fund. Since joining Fidelity in 1986, Mr. Danoff has worked as an analyst and manager.
Jennifer Uhrig is Vice President and manager of VIP: Growth Portfolio, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1987, Ms. Uhrig has worked as an analyst and manager.
Richard Mace is Vice President and manager of VIP: Overseas Portfolio, which he has managed since March 1996. He also manages several other Fidelity funds. Since joining Fidelity in 1987, Mr. Mace has worked as an analyst and manager.
The following information supplements the information found under the heading "Who May Want to Invest" in the "Key Facts" section.
Effective January 1, 1998, John D. Avery will assume the responsibility of managing VIP III: Balanced Portfolio. He will succeed Bettina Doulton who will continue managing the fund until that date.
The following information supplements the information found under the heading "Investment Principles and Risks" in the "The Funds in Detail" section.
FMR normally invests each fund's assets according to its investment strategy. High Income, Asset Manager, Asset Manager: Growth, Balanced, Equity-Income, Index 500, Growth & Income, Growth Opportunities, Contrafund, Growth, and Overseas Portfolios also reserve the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes. Investment Grade Bond Portfolio reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.
The following information replaces the "Restrictions" for "Equity Securities" and "Exposure to Foreign Markets," respectively, found under the heading "Securities and Investment Practices" in the "The Funds in Detail" section.
RESTRICTIONS: With respect to 75% of its total assets, each fund (excluding Money Market) may not purchase more than 10% of the outstanding voting securities of any issuer. High Income may invest up to 20% of its total assets in common stocks and other equity securities.
RESTRICTIONS: FMR limits the amount of each of High Income, Equity-Income, Growth, Investment Grade Bond, Asset Manager and Index 500 Portfolios' assets that may be invested in foreign securities to 50%. However, pursuant to certain state insurance regulations, each such fund and each of Money Market, Overseas, Asset Manager: Growth, Balanced, Growth Opportunities, and Contrafund Portfolios may not invest more than 20% of its assets in any one foreign country. Each of these funds may have an additional 15% invested in securities of issuers located in any one (but only one) of the following countries:
Australia, Canada, France, Japan, the United Kingdom, or Germany.
The following information supplements the information found under the heading "Securities and Investment Practices" in the "The Funds in Detail" section.
FOREIGN REPURCHASE AGREEMENTS may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in the U.S. markets.
The following information replaces the similar information found under the heading "Breakdown of Expenses" in the "The Funds in Detail" section.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services for Money Market, High Income, Asset Manager, Asset Manager: Growth, Balanced, Growth & Income, Growth Opportunities, Contrafund, and Overseas Portfolios. Each fund also pays OTHER EXPENSES, which are explained on page 31.
The following information replaces the similar information found under the heading "Management Fee" in the "The Funds in Detail" section.
On behalf of High Income, Asset Manager: Growth, Balanced, Growth Opportunities, Growth & Income, Contrafund, and Overseas Portfolios, the sub-advisers may also provide investment management services. In return, FMR pays FMR U.K., FMR Far East, and FIIA a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis. FIIA pays FIIAL U.K. a fee equal to 110% of the cost of providing these services.
The following information replaces the similar information found under the heading "Transaction Details" in the "Account Policies" section.
A CLASS'S NAV is the value of a single share. The NAV of Initial Class of each fund is computed by adding Initial Class's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Initial Class's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Initial Class, and dividing the result by the number of Initial Class shares of the fund that are outstanding.
A CLASS'S OFFERING PRICE (price to buy one share) is its NAV. A class's REDEMPTION PRICE (price to sell one share) is its NAV.

VARIABLE INSURANCE PRODUCTS FUND II:
INDEX 500 PORTFOLIO
SUPPLEMENT TO THE APRIL 30, 1997 PROSPECTUS
Pursuant to approval of shareholders of VIP II Index 500 at a shareholder meeting held on November 19, 1997, effective December 1, 1997 Bankers Trust Company (BT) has been appointed as the fund's sub-adviser.
The following information supplements similar information found under the heading "The Fund at a Glance" in the "Key Facts" section.
Bankers Trust Company (BT) is a wholly-owned subsidiary of Bankers Trust New York Corporation, the seventh largest bank holding company in the United States. BT currently serves as sub-adviser to the fund and manages the funds portfolio.
The following information replaces similar information found under the heading "Who May Want to Invest" in the "Key Facts" section.
Because the fund seeks to track, rather than beat, the performance of the S&P 500, the fund is not managed in the same manner as other mutual funds. Bankers Trust Company (BT) generally does not judge the merits of any particular stock as an investment. Therefore, you should not expect to achieve the potentially greater results that could be obtained by a fund that aggressively seeks growth.
The following information replaces similar information found under the heading "Charter" in the "The Fund in Detail" section.
The trustees serves as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity or BT.
The following information supplements information found under the heading "FMR and Its Affiliates" in the "The Fund in Detail" section. The fund is managed by FMR, which handles its business affairs. BT, the fund's sub-adviser, chooses the fund's investments. FMR supervises the sub-adviser, and, in conjunction with the Board of Trustees, reviews the performance of its duties.
BT, a New York banking corporation with principal offices at 130 Liberty Street, New York, New York 10006, is a wholly-owned subsidiary of Bankers Trust New York Corporation.
BT, subject to the supervision and direction of the Board of Trustees and FMR, makes investment decisions for Index 500, places orders to buy sell and lend the fund's investments and manages the fund in accordance with its investment objectives and policies. BT may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist in its role as sub-adviser. BT places orders for portfolio transactions with broker-dealers and other firms of its choosing, which may include affiliates of BT or FMR.
BT investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
The following information replaces the similar information found under the heading "FMR and Its Affiliates" in "The Funds in Detail" section. BT and FMR may use their broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
The following information supplements the similar information found under the heading "Investment Principles and Risks" in "The Fund in Detail Section."
Each use of the term "FMR" in the section is replaced with "BT."
The following information replaces the similar information found under the heading "Securities and Investment Practices" in the "The Fund in Detail" section, and "BT" replaces "FMR" in discussions relating to the day-to-day fund investments, subject to FMR supervision.
The following pages contain more detailed information about types of instruments in which the fund may invest, strategies BT may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of the fund's limitations and more detailed information about the fund's investments are contained the fund's SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
BT may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call your insurance company. BT can use these practices in its efforts to track the return of the S&P 500. If BT judges market conditions incorrectly or employs a strategy that does not correlate well with the fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by BT, under the supervision of the Board of Trustees and FMR, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. Difficulty in selling securities may result in a loss or may be costly to the fund.
CASH MANAGEMENT. The fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. The fund may also invest in similar money market funds managed by BT or other investment managers. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. BT receives a portion of securities lending income as a sub-advisory fee. Securities lending practice could result in a loss or a delay in recovering the fund's securities. The fund may also lend money to other funds advised by FMR.
The following information replaces similar information found under the heading "Breakdown of Expenses" in the "The Fund in Detail" section. Like all mutual funds, the fund pays fees related to its daily operations. Expenses paid out of the fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
The fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR and the fund pay sub-advisory fees to BT for managing the fund's investments, administering its securities lending program, and for custodial services. The fund also pays OTHER EXPENSES, which are explained below.
FMR may, from time to time, agree to reimburse the fund for management fees above a specified limit. FMR retains the ability to be repaid by the fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements can decrease the fund's expenses and boost its performance.
The following information replaces similar the information found under the heading "Management Fee" in the "The Fund in Detail" section. The "Management Fee" heading should now read "Management and Sub-Advisory Fees."
Management and sub-advisory fees are calculated and paid every month to FMR and BT, respectively. The fund pays the fee at the annual rate of 0.24% of its average net assets. These fees include a management fee of 0.24% payable to FMR, and estimated sub-advisory fees of less than 0.01% payable to BT (representing 40% of net income from securities lending).
BT is the fund's sub-adviser under an agreement with FMR and the fund. BT is paid a sub-advisory fee for providing investment management, securities lending and custodial services to the fund.
For investment management, securities lending and custodial services to the fund, FMR pays BT fees at an annual rate of 0.006% of the average net assets of the fund. In addition, the fund pays BT fees equal to 40% of net income from the fund's securities lending program. The remaining 60% of net income from the fund's securities lending program goes to the fund.

SUPPLEMENT TO THE
VARIABLE INSURANCE PRODUCTS FUND:
MONEY MARKET PORTFOLIO, HIGH INCOME PORTFOLIO, EQUITY-INCOME
PORTFOLIO,
GROWTH PORTFOLIO, AND OVERSEAS PORTFOLIO
VARIABLE INSURANCE PRODUCTS FUND II:
ASSET MANAGER PORTFOLIO, CONTRAFUND PORTFOLIO, INDEX 500 PORTFOLIO, INVESTMENT GRADE BOND PORTFOLIO, AND ASSET MANAGER: GROWTH PORTFOLIO VARIABLE INSURANCE PRODUCTS FUND III:
BALANCED PORTFOLIO, GROWTH & INCOME PORTFOLIO,
AND GROWTH OPPORTUNITIES PORTFOLIO
STATEMENT OF ADDITIONAL INFORMATION
APRIL 30, 1997
Pursuant to approval of shareholders of Index 500 Portfolio at a shareholder meeting held on November 19, 1997, effective December 5, 1997 Bankers Trust Company (BT) has been appointed as the fund's sub-adviser.
THE FOLLOWING NEW HEADINGS SUPPLEMENT INFORMATION FOUND IN THE "TABLE OF CONTENTS" ON THE COVER PAGE.
BT                             33

Contracts with BT Affiliates   48

THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND ON THE INSIDE COVER OF THE STATEMENT.
INVESTMENT SUB-ADVISER
Bankers Trust Company (BT)
CUSTODIAN
BT
The original class of shares (Initial Class) of each fund is offered through the funds' April 30, 1997 Prospectus and Statement of Additional Information. An additional class of shares (Service Class) of each fund, except Index 500 Portfolio, Investment Grade Bond Portfolio, and Money Market Portfolio, is offered through a separate Prospectus and Statement of Additional Information dated October 31, 1997.
Effective October 31, 1997, each fund (or each class thereof, as applicable) will no longer pay the transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an account fee of $125 for each account. Each fund (or each class thereof, as applicable) will, however, continue to pay FIIOC an asset-based fee of 0.070% for each account.
THE FOLLOWING INFORMATION REPLACES THE RESPECTIVE NON-FUNDAMENTAL INVESTMENT LIMITATIONS FOR MONEY MARKET PORTFOLIO FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION.
(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that the fund may invest up to 10% of its total assets in the first tier securities of a single issuer for up to three business days. (This limit does not apply to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.)
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC. WITH RESPECT TO INDEX 500 PORTFOLIO, THE FOLLOWING FUNDAMENTAL LIMITATION REPLACES SIMILAR LIMIT FOUND UNDER "INVESTMENT POLICIES AND LIMITATIONS" SECTION.
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
THE FOLLOWING INFORMATION REPLACES THE RESPECTIVE NON-FUNDAMENTAL INVESTMENT LIMITATION FOR HIGH INCOME, EQUITY-INCOME, GROWTH, OVERSEAS, GROWTH & INCOME, BALANCED, GROWTH OPPORTUNITIES, INVESTMENT GRADE BOND, ASSET MANAGER, INDEX 500, CONTRAFUND, AND ASSET MANAGER:
GROWTH PORTFOLIOS FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS"
SECTION.
(vi) Each fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to (i) securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC. THE FOLLOWING INFORMATION SUPPLEMENTS THE LIST OF NON-FUNDAMENTAL INVESTMENT LIMITATIONS FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION.
(viii) (for Balanced and Growth Opportunities Portfolios) Each fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION.
For each fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions." For limitations on short sales, see the sections entitled "Short Sales" and "Short Sales Against The Box." For purposes of Index 500 Portfolio's limitation on concentration in a single industry, the fund may use the industry categorizations as defined by BARRA, Inc.
WITH RESPECT TO THE INVESTMENT ACTIVITY FOR INDEX 500 PORTFOLIO, EACH USE OF THE TERM "FMR" UNDER THE HEADINGS "EXPOSURE TO FOREIGN MARKETS," "FOREIGN CURRENCY TRANSACTIONS," "FUND'S RIGHTS AS A SHAREHOLDER," AND "LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION IS REPLACED WITH THE TERM "BT."
WITH RESPECT TO INDEX 500 PORTFOLIO, THE FOLLOWING INFORMATION HAS BEEN ELIMINATED FROM THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION.
CLOSED-END INVESTMENT COMPANIES. The fund may purchase the shares of closed-end investment companies to facilitate investment in certain countries. Shares of closed-end companies may trade at a premium or a discount to their net asset value.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees and FMR , FMR (BT for Index 500) determines the liquidity of a fund's investments and, through reports from FMR and/or BT for Index 500, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR (BT for Index 500) may consider various factors, including (1) the frequency of trades and quotations,
(2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by a fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, non-government stripped fixed-rate mortgage-backed securities, and over-the-counter options. Also, FMR (BT for Index 500) may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration. With respect to Money Market, FMR may also determine some time deposits to be illiquid.
THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION.
OTHER INVESTMENT COMPANIES. The fund may purchase the shares of other investment companies.
WITH RESPECT TO THE INVESTMENT ACTIVITY FOR INDEX 500 PORTFOLIO, EACH USE OF THE TERM "FMR" UNDER THE HEADINGS "REPURCHASE AGREEMENTS" AND "REVERSE REPURCHASE AGREEMENTS" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION IS REPLACED WITH THE PHRASE "BT OR, UNDER CERTAIN CIRCUMSTANCES, BY FMR OR AN FMR AFFILIATE."
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION.
SECURITIES LENDING. A fund may lend securities to parties such as broker-dealers or institutional investors, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange and a subsidiary of FMR Corp. With respect to Index 500 Portfolio, the fund will not lend securities to BT or its affiliates. BT receives a portion of securities lending income earned by the fund. Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by FMR, BT for Index 500 (or under certain circumstances, FMR or and FMR affiliate), and to be of good standing. Furthermore, they will only be made if, in FMR's (or BT's for Index 500) judgment, the consideration to be earned from such loans would justify the risk.
FMR understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which a fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation). With respect to Index 500, if the fund cannot recover the loaned securities on termination, the fund may sell the collateral and purchase a replacement investment in the markets.
WITH RESPECT TO THE INVESTMENT ACTIVITY FOR INDEX 500 PORTFOLIO, EACH USE OF THE TERM "FMR" UNDER THE HEADINGS "REPURCHASE AGREEMENTS" AND "REVERSE REPURCHASE AGREEMENTS" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION IS REPLACED WITH THE PHRASE "BT OR, UNDER CERTAIN CIRCUMSTANCES, BY FMR OR AN FMR AFFILIATE."
THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "PORTFOLIO TRANSACTIONS" SECTION. THROUGHOUT THE SECTION REFERENCES TO FIDELITY BROKERAGE SERVICES, INC. (FBSI) ARE REPLACED WITH REFERENCES TO NATIONAL FINANCIAL SERVICES CORPORATION (NFSC). ALL REFERENCES TO BT IN THE SECTION ARE WITH RESPECT TO INVESTMENT ACTIVITY FOR INDEX 500 PORTFOLIO.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR (BT for Index 500) pursuant to authority contained in the management contract. Except for Index 500 Portfolio, if FMR grants investment management authority to the sub-advisers (see the section entitled "Management Contracts"), the sub-advisers are authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR (BT for Index 500) is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. Securities purchased and sold by Money Market generally will be traded on a net basis (i.e., without commission). In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR (BT for Index 500) considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions; and (except for Index 500) arrangements for payment of fund expenses. Commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.
The funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which FMR or BT or their affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). For Money Market, FMR maintains a listing of broker-dealers who provide such services on a regular basis. However, as many transactions on behalf of Money Market are placed with broker-dealers (including broker-dealers on the list) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such broker-dealers solely because such services were provided. The selection of such broker-dealers generally is made by FMR (BT for Index 500) (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by FMR's (BT's for Index 500) investment staff based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the funds may be useful to FMR (BT for Index 500) in rendering investment management services to the funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR (BT for Index
500) clients may be useful to FMR (BT for Index 500) in carrying out its obligations to the funds. The receipt of such research has not reduced FMR's (BT's for Index 500) normal independent research activities; however, it enables FMR (BT for Index 500) to avoid the additional expenses that could be incurred if FMR (BT for Index 500) tried to develop comparable information through its own efforts. Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause each fund to pay such higher commissions, FMR (BT for Index 500) must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the funds and its other clients. In reaching this determination, FMR (BT for Index 500) will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR (BT for Index 500) is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services (FBS), indirect subsidiaries of FMR Corp., (for Index 500
Portfolio: BT Brokerage Corporation, BT Alex Brown Incorporated or BT Futures Corporation, indirect subsidiaries of Bankers Trust New York Corporation), if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. From September 1992 through December 1994, FBS operated under the name Fidelity Brokerage Services Limited (FBSL). As of January 1995, FBSL was converted to an unlimited liability company and assumed the name FBS.
FMR may allocate brokerage transactions to broker-dealers who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by each fund toward payment of the fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized FBSI to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.
Each fund's Trustees periodically review FMR's or BT's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the funds and review the commissions paid by each fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "PORTFOLIO TRANSACTIONS" SECTION.
Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR, investment decisions for each fund are made independently, and by BT for Index 500, from those of other funds managed by FMR or BT or accounts managed by FMR or BT affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these FMR or BT managed funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund and BT as a sub-adviser to Index 500 outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE FIRST PARAGRAPH IN THE "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" SECTION.
The NYSE has designated the following holiday closings for 1997 and 1998: New Year's Day, Martin Luther King's Birthday (in 1998), Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day, and Christmas Day.
THE FOLLOWING NEW SECTION WITH RESPECT TO THE MANAGEMENT OF INDEX 500 PORTFOLIO FOLLOWS THE "FMR" SECTION.
BT
BT, a New York banking corporation with principal offices at 130 Liberty Street, New York, New York 10006, is a wholly owned subsidiary of Bankers Trust New York Corporation, whose principal offices are also at 130 Liberty Street, New York, New York 10006. BT was founded in 1903. As of December 31, 1996 Bankers Trust New York Corporation was the seventh largest bank holding company in the United States with total assets of approximately $120 billion. BT is a worldwide merchant bank that conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional markets. Investment management is a core business of BT with approximately $227 billion in assets under management globally. Of that total, approximately $82 billion are in U.S. equity index assets. When bond and international funds are included, BT manages over $94 billion in total index assets. This makes BT one of the nation's leading managers in index funds.
BT has been advised by counsel that BT currently may perform the services for the fund described herein without violation of the Glass-Steagall Act or other applicable banking laws of relations. State laws on this issue may differ from the interpretation of relevant federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law.
BT investment personnel may invest in securities for their own accounted pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "FMR" SECTION.
At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION.
The Trustees, Members of the Advisory Board, and executive officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR. The business address of each Trustee, Member of the Advisory Board, and officer who is an "interested person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205 9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
J. GARY BURKHEAD (56), Member of the Advisory Board (1997), is Vice Chairman and a Member of the Board of Directors of FMR Corp. (1997) and President and Chief Executive Officer of the Fidelity Institutional Group (1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.
THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION. IN ADDITION, MR. EDWARD H. MALONE IS DELETED AS TRUSTEE AND MR. KENNETH A. RATHGEBER IS DELETED AS TREASURER.
ROBERT M. GATES (54), Trustee (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is currently a Trustee for the Forum for International Policy, a Board Member for the Virginia Neurological Institute, and a Senior Advisor of the Harvard Journal of World Affairs. In addition, Mr. Gates serves as a member of the corporate board for Lucas Varity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products).
*ROBERT C. POZEN (51), Trustee (1997) and Senior Vice President, is also President and a Director of FMR (1997), and President and a Director of FMR Texas Inc. (1997), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc.
(1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp. Mr. Pozen currently serves as a Trustee for only Variable Insurance Products Fund III. DWIGHT D. CHURCHILL (43), is Vice President of Bond Funds, Group Leader of the Bond Group, and Senior Vice President of FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments. Prior to joining Fidelity, he spent three years as president and CEO of CSI Asset Management, Inc. in Chicago, an investment management subsidiary of The Prudential. BOYCE I. GREER (41), is Vice President of Money Market Funds (1997), Group Leader of the Money Market Group (1997), and Senior Vice President of FMR (1997). Mr. Greer served as the Leader of the Fixed-Income Group for Fidelity Management Trust Company (1993-1995) and was Vice President and Group Leader of Municipal Fixed-Income Investments (1996-1997). Prior to 1993, Mr. Greer was an associate portfolio manager.
BART A. GRENIER (38), is Vice President of certain High-Income Bond Funds (1997). Mr. Grenier rejoined Fidelity in August 1997 from DDJ Capital Management, LLC, where he had served as Managing Director since April 1997. Mr. Grenier originally joined Fidelity in 1991 as a senior analyst. Mr. Grenier served as a Director of High-Income Group research and as Director of U.S. Equity research from 1994 to March 1996. He later became Group Leader of the Income-Growth and Asset Allocation-Income Groups in 1996 and Assistant Equity Division Head in 1997.
ABIGAIL P. JOHNSON (35), is Vice President of certain Equity Funds
(1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds.
RICHARD A. SPILLANE, JR. (46), is Vice President of certain Equity Funds and Senior Vice President of FMR (1997). Since joining Fidelity, Mr. Spillane was Chief Investment Officer for Fidelity International, Limited. Prior to that position, Mr. Spillane served as Director of Research.
RICHARD A. SILVER (50), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).
THOMAS D. MAHER (52), Assistant Vice President, is Assistant Vice President of Fidelity's municipal bond funds (1996) and of Fidelity's money market funds and Vice President and Associate General Counsel of FMR Texas Inc.
THOMAS J. SIMPSON (39), Assistant Treasurer, is Assistant Treasurer of Fidelity's municipal bond funds (1996) and of Fidelity's money market funds (1996) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
THE FOLLOWING INFORMATION REPLACES THE INDEX 500 PORTFOLIO MANAGEMENT INFORMATION IN THE "MANAGEMENT CONTRACTS" SECTION, EXCEPT FOR THE REPORTING OF MANAGEMENT FEES. PLEASE NOTE THE INFORMATION BELOW IS ONLY FOR INDEX 500 AND SHOULD NOT BE READ IN CONJUNCTION WITH ANY OTHER FUND.
FMR is the fund's manager pursuant to a management contact dated December 5, 1997 which was approved by shareholders on November 19, 1997.
MANAGEMENT AND SUB-ADVISORY SERVICES. The fund employs FMR to furnish investment advisory and other services. FMR provides the fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of the fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of the fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provides the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing records, evaluations, and analyses on a variety of subjects to the Trustees.
BT is the sub-adviser of the fund and acts as the fund's custodian. Under its management contract with the fund, FMR acts as investment adviser. Under the sub-advisory agreement, and subject to the supervision of the Board of Trustees, BT directs the investment of the fund in accordance with its investment objective, policies, and limitations, administers the securities leading program of the fund and provides custodial services to the fund.
MANAGEMENT-RELATED EXPENSES. In addition to the management fees payable to FMR, the sub-advisory fees payable to BT and the fees payable to FIIOC and FSC, the fund pays all its expenses, without limitations, that are not assumed by those parties.
The fund pays for the typesetting, printing, and mailing of proxy materials to shareholders, legal expenses, and the fees of the auditor, and non-interested Trustees. Although the fund's current management contract provides that the fund will pay for typesetting, printing, and mailing prospectuses, statement of additional information notices, and reports to shareholders, the trust, on behalf of the fund, has entered into a revised transfer agent agreement with FIIOC pursuant to which FIIOC bears the cost of providing these services to existing shareholders. Other expenses paid by the fund include interest, taxes, brokerage commissions, and the fund's proportionate share of insurance premiums and Investment Company Institute dues. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation of which the fund may be the party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
MANAGEMENT AND SUB-ADVISORY FEES. For the services of FMR under the contract, the fund pays FMR and BT monthly management and sub-advisory fees at the annual rate of 0.24% of average net assets throughout the month. These fees include management fees of 0.24% payable to FMR, and estimated sub-advisory fees of less than 0.01% payable to BT (representing 40% of net income from securities lending). FMR has voluntarily agreed to reimburse the fund if and to the extent that its aggregate operating expenses, including management fees (but excluding sub-advisory fees associated with securities lending, interest taxes, brokerage commissions, and extraordinary expenses), are in excess of the annual rate of 0.19%, of average net assets of the fund through December 31, 1999. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year. Expense reimbursements by FMR will increase the fund's total returns and repayment of reimbursement by the fund will lower its total returns.
SUB-ADVISER. The fund and FMR has entered into a sub-advisory agreement with BT. Pursuant to the sub-advisory agreement, FMR has granted BT investment management authority as well as the authority to buy and sell securities.
Under the sub-advisory agreement, for providing investment management, securities lending and custodial services to the fund, FMR pays BT fees at an annual rate of 0.006% of the average net assets of the fund. In addition, as described above, in the sub-advisory agreements, for such services the fund pays BT fees equal to 40% of net income from the fund's securities lending program. The remaining 60% of net income from the fund's securities lending program goes the fund.
THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND UNDER THE HEADING "CONTRACTS WITH FMR AFFILIATES."
Effective December 5, 1997, FSC no longer administers Index 500 Portfolio's securities lending program; therefore, except for Index 500, FSC also receives fees for administering a fund's securities lending program. Securities lending fees are based on the number and duration of individual securities loans. For fiscal 1996, 1995, and 1994, no securities lending fees were incurred by the funds.
THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE FIRST PARAGRAPH OF THE "CONTRACTS WITH FMR AFFILIATES" SECTION.
The fee for Growth & Income and Growth Opportunities Portfolios is limited to a minimum of $60,000 and a maximum of $800,000 per year. THE FOLLOWING NEW SECTION WITH RESPECT TO THE MANAGEMENT OF INDEX 500 PORTFOLIO FOLLOWS THE "CONTRACTS WITH FMR AFFILIATES" SECTION. CONTRACTS WITH BT AFFILIATES
BT is custodian of the assets of the fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. However, a fund may invest in obligations of its custodian. Bankers Trust New York Corporation is included in the S&P 500. The Chase Manhattan Bank and The Bank of New York, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
BT's fees for custodial services to the fund are included in the fees payable under the sub-advisory agreement.
THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND UNDER THE HEADING "SHAREHOLDER AND TRUSTEE LIABILITY" IN THE "DESCRIPTION OF THE TRUSTS" SECTION.
Claims asserted against one class of shares of a fund may subject holders of another class of shares of that fund to certain liabilities.
THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND UNDER THE HEADING "VOTING RIGHTS" IN THE "DESCRIPTION OF THE TRUSTS" SECTION. Shareholders of Balanced Portfolio, Growth & Income Portfolio, and Growth Opportunities Portfolio receive one vote for each dollar value of net asset value they own.
THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND UNDER THE HEADING "VOTING RIGHTS" IN THE "DESCRIPTION OF THE TRUSTS" SECTION.
Each trust or fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the funds of Variable Insurance Products Fund and Variable Insurance Products Fund II, or if approved by vote of the holders of a majority of Variable Insurance Products Fund III or its funds, as determined by the current value of each such shareholder's investment in such trust or fund.
THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND UNDER THE HEADING "CUSTODIAN" IN THE "DESCRIPTION OF THE TRUSTS" SECTION. Effective December 5, 1997, BT replaced State Street Bank and Trust Company as custodian of the assets of Index 500 Portfolio.